Sphere 500 Climate Fund
Schedule of Investments
December 31, 2022 (Unaudited)
	Number of
	Shares	Value
COMMON STOCKS - 78.9%
BASIC MATERIALS - 1.5%
Chemicals - 1.0%
Albemarle Corp.	10	$2,168
Celanese Corp.	8	818
CF Industries Holdings, Inc.	17	1,448
Dow, Inc.	62	3,124
DuPont de Nemours, Inc.	44	3,020
Eastman Chemical Co.	10	814
Ecolab, Inc.	22	3,202
FMC Corp	11	1,373
International Flavors & Fragrances, Inc.	20	2,097
LyondellBasell Industries NV - ADR	22	1,827
PPG Industries, Inc.	20	2,515
RPM International, Inc.	11	1,072
The Mosaic Co.	30	1,316
The Sherwin-Williams Co.	21	4,984
		29,778
Iron/Steel - 0.2%
Nucor Corp	22	2,900
Reliance Steel & Aluminum Co.	5	1,012
Steel Dynamics, Inc.	14	1,368
		5,280
Mining - 0.3%
Freeport-McMoRan, Inc.	126	4,788
Newmont Corp	70	3,304
		8,092
TOTAL BASIC MATERIALS		43,150

COMMUNICATIONS - 10.4%
Advertising - 0.1%
Omnicom Group, Inc.	17	1,387
The Interpublic Group of Cos., Inc.	34	1,133
The Trade Desk, Inc. (a)	35	1,569
		4,089
Internet - 7.2%
Airbnb, Inc. (a)	21	1,795
Alphabet, Inc. (a)	937	82,908
Amazon.com, Inc. (a)	818	68,712
Booking Holdings, Inc. (a)	3	6,046
CDW Corp	11	1,964
DoorDash, Inc. (a)	20	976
eBay, Inc.	48	1,991
Etsy, Inc. (a)	11	1,318
Expedia Group, Inc. (a)	12	1,051
Gen Digital, Inc.	54	1,157
GoDaddy, Inc. (a)	12	898
Match Group, Inc. (a)	24	996
Meta Platforms, Inc. (a)	155	18,653
Netflix, Inc. (a)	39	11,500
Palo Alto Networks, Inc. (a)	26	3,628
Pinterest, Inc. (a)	45	1,093
Uber Technologies, Inc. (a)	177	4,377
VeriSign, Inc. (a)	9	1,849
		210,912
Media - 1.2%
Charter Communications, Inc. (a)	9	3,052
Comcast Corp	380	13,288
FactSet Research Systems, Inc.	3	1,204
Liberty Media Corp-Liberty Formula One (a)	15	897
The Walt Disney Co. (a)	162	14,074
Warner Bros Discovery, Inc. (a)	195	1,849
		34,364
Telecommunications - 1.9%
Arista Networks, Inc. (a)	20	2,427
AT&T, Inc.	633	11,653
Cisco Systems, Inc.	365	17,389
Corning, Inc.	67	2,140
Juniper Networks, Inc.	28	895
T-Mobile US, Inc. (a)	55	7,700
Verizon Communications, Inc.	373	14,696
		56,900
TOTAL COMMUNICATIONS		306,265

CONSUMER, CYCLICAL - 7.6%
Airlines - 0.2%
Delta Air Lines, Inc. (a)	56	1,840
Southwest Airlines Co. (a)	52	1,751
United Airlines Holdings, Inc. (a)	28	1,055
		4,646
Apparel - 0.4%
NIKE, Inc.	89	10,414
VF Corp	34	939
		11,353
Auto Manufacturers - 1.5%
Cummins, Inc.	12	2,907
Ford Motor Co.	344	4,001
General Motors Co.	126	4,239
PACCAR, Inc.	30	2,969
Rivian Automotive, Inc. (a)	45	829
Tesla, Inc. (a)	237	29,194
		44,139
Distribution/Wholesale - 0.3%
Copart, Inc. (a)	38	2,314
Fastenal Co.	50	2,366
LKQ Corp	23	1,228
Pool Corp	3	907
WW Grainger, Inc.	4	2,225
		9,040
Entertainment - 0.0%
Live Nation Entertainment, Inc. (a)	13	907
Home Builders - 0.20%
DR Horton, Inc.	30	2,674
Lennar Corp	20	1,810
		4,484
Leisure Time - 0.0%
Royal Caribbean Cruises Ltd - ADR (a)	19	939
Lodging - 0.3%
Hilton Worldwide Holdings, Inc.	23	2,906
Las Vegas Sands Corp (a)	29	1,394
Marriott International, Inc.	22	3,276
MGM Resorts International	28	939
		8,515
Retail - 4.7%
AutoZone, Inc. (a)	1	2,466
Best Buy Co., Inc.	17	1,364
Burlington Stores, Inc. (a)	5	1,014
CarMax, Inc. (a)	14	852
Chipotle Mexican Grill, Inc. (a)	2	2,775
Costco Wholesale Corp	39	17,804
Darden Restaurants, Inc.	10	1,383
Dollar General Corp	19	4,679
Dollar Tree, Inc. (a)	19	2,687
Domino's Pizza, Inc.	3	1,039
Genuine Parts Co.	12	2,082
Lowe's Cos Inc	53	10,560
Lululemon Athletica, Inc. (a)	10	3,204
McDonald's Corp	65	17,129
O'Reilly Automotive, Inc. (a)	5	4,220
Ross Stores, Inc.	30	3,482
Starbucks Corp	100	9,920
Target Corp	40	5,962
The Home Depot, Inc.	90	28,427
The TJX Cos., Inc.	102	8,119
Tractor Supply Co.	9	2,025
Ulta Beauty, Inc. (a)	4	1,876
Walgreens Boots Alliance, Inc.	63	2,354
Yum! Brands, Inc.	25	3,202
		138,625
TOTAL CONSUMER, CYCLICAL		222,648

CONSUMER, NON-CYCLICAL - 22.2%
Beverages - 1.9%
Brown-Forman Corp	20	1,314
Constellation Brands, Inc.	14	3,244
Keurig Dr Pepper, Inc.	76	2,710
Monster Beverage Corp (a)	32	3,249
PepsiCo, Inc.	123	22,221
The Coca-Cola Co.	347	22,073
		54,811
Biotechnology - 2.1%
Alnylam Pharmaceuticals, Inc. (a)	10	2,377
Amgen, Inc.	47	12,344
Biogen, Inc. (a)	12	3,323
BioMarin Pharmaceutical, Inc. (a)	16	1,656
Corteva, Inc.	63	3,703
Gilead Sciences, Inc.	111	9,529
Horizon Therapeutics PLC - ADR (a)	19	2,162
Illumina, Inc. (a)	13	2,629
Incyte Corp (a)	16	1,285
Moderna, Inc. (a)	30	5,389
Regeneron Pharmaceuticals, Inc. (a)	8	5,772
Royalty Pharma PLC - ADR	33	1,304
Seagen, Inc. (a)	12	1,542
United Therapeutics Corp. (a)	3	834
Vertex Pharmaceuticals, Inc. (a)	22	6,353
		60,202
Commercial Services - 1.9%
Automatic Data Processing, Inc.	36	8,599
Block, Inc. (a)	45	2,828
Cintas Corp	7	3,161
CoStar Group, Inc. (a)	35	2,705
Equifax, Inc.	10	1,944
FleetCor Technologies, Inc. (a)	6	1,102
Gartner, Inc. (a)	6	2,017
Global Payments, Inc.	23	2,284
MarketAxess Holdings, Inc.	3	837
Moody's Corp	16	4,458
PayPal Holdings, Inc. (a)	101	7,193
Quanta Services, Inc.	12	1,710
Rollins, Inc.	22	804
S&P Global, Inc.	28	9,378
Service Corp International	13	899
TransUnion	17	965
U-Haul Holding Co.	14	843
United Rentals, Inc. (a)	6	2,132
Verisk Analytics, Inc.	13	2,293
		56,152
Cosmetics/Personal Care - 1.4%
Colgate-Palmolive Co.	69	5,436
The Estee Lauder Cos., Inc.	13	3,225
The Procter & Gamble Co.	210	31,828
		40,489
Food - 1.1%
Conagra Brands, Inc.	42	1,625
General Mills, Inc.	52	4,360
Kellogg Co.	30	2,137
Lamb Weston Holdings, Inc.	12	1,072
McCormick & Co., Inc.	22	1,824
Mondelez International, Inc.	121	8,065
Sysco Corp	45	3,440
The Hershey Co.	13	3,010
The J M Smucker Co.	9	1,426
The Kraft Heinz Co.	70	2,850
The Kroger Co.	63	2,809
		32,618
Healthcare-Products - 3.8%
Abbott Laboratories	154	16,908
Align Technology, Inc. (a)	6	1,265
Avantor, Inc. (a)	59	1,244
Baxter International, Inc.	44	2,243
Bio-Techne Corp	13	1,077
Boston Scientific Corp (a)	127	5,876
Danaher Corp	58	15,394
Edwards Lifesciences Corp (a)	54	4,029
Hologic, Inc. (a)	21	1,571
IDEXX Laboratories, Inc. (a)	7	2,856
Insulet Corp (a)	6	1,766
Intuitive Surgical, Inc. (a)	31	8,226
Medtronic PLC - ADR	118	9,171
PerkinElmer, Inc.	10	1,402
ResMed, Inc.	12	2,498
STERIS PLC - ADR	8	1,478
Stryker Corp	29	7,090
Teleflex, Inc.	4	999
The Cooper Cos., Inc.	4	1,323
Thermo Fisher Scientific, Inc.	35	19,274
Waters Corp (a)	5	1,713
West Pharmaceutical Services, Inc.	6	1,412
Zimmer Biomet Holdings, Inc.	18	2,295
		111,110
Healthcare-Services - 2.6%
Centene Corp (a)	50	4,101
Charles River Laboratories International, Inc. (a)	4	872
Elevance Health, Inc.	21	10,772
HCA Healthcare, Inc.	18	4,319
Humana, Inc.	11	5,634
IQVIA Holdings, Inc. (a)	16	3,278
Laboratory Corp of America Holdings	7	1,648
Molina Healthcare, Inc. (a)	5	1,651
Quest Diagnostics, Inc.	10	1,565
UnitedHealth Group, Inc.	82	43,475
		77,315
Household Products/Wares - 0.3%
Avery Dennison Corp	7	1,267
Church & Dwight Co., Inc.	21	1,693
Clorox Co.	10	1,403
Kimberly-Clark Corp	30	4,073
		8,436
Pharmaceuticals - 7.1%
AbbVie, Inc.	157	25,373
AmerisourceBergen Corp	13	2,154
Becton Dickinson and Co.	25	6,357
Bristol-Myers Squibb Co.	197	14,174
Cardinal Health, Inc.	23	1,768
Cigna Corp	27	8,946
CVS Health Corp	116	10,810
Dexcom, Inc. (a)	34	3,850
Eli Lilly & Co.	84	30,731
Henry Schein, Inc. (a)	11	879
Johnson & Johnson	232	40,983
McKesson Corp	12	4,501
Merck & Co., Inc.	225	24,964
Neurocrine Biosciences, Inc. (a)	8	955
Pfizer Inc.	499	25,569
Zoetis Inc.	41	6,009
		208,023
TOTAL CONSUMER, NON-CYCLICAL		649,156

ENERGY - 0.1%
Energy-Alternate Sources - 0.1%
Enphase Energy, Inc. (a)	11	2,915
First Solar, Inc. (a)	8	1,198
TOTAL ENERGY		4,113

FINANCIALS - 10.8%
Banks - 4.6%
Bank of America Corp	712	23,581
Bank of New York Mellon Corp.	71	3,232
Citigroup, Inc.	167	7,553
Fifth Third Bancorp	60	1,969
First Republic Bank	16	1,950
Goldman Sachs Group, Inc.	31	10,645
Huntington Bancshares, Inc.	127	1,791
JPMorgan Chase & Co.	258	34,598
KeyCorp	82	1,428
M&T Bank Corp	15	2,176
Morgan Stanley	116	9,862
Northern Trust Corp	18	1,593
PNC Financial Services Group, Inc.	35	5,528
Regions Financial Corp	82	1,768
State Street Corp	30	2,327
SVB Financial Group (a)	5	1,151
Truist Financial Corp	117	5,035
US Bancorp	136	5,931
Wells Fargo & Co.	339	13,997
		136,115
Diversified Finan Serv - 3.9%
American Express Co.	52	7,683
Ameriprise Financial, Inc.	9	2,802
BlackRock, Inc.	12	8,504
Capital One Financial Corp	33	3,068
Charles Schwab Corp.	131	10,907
CME Group, Inc.	31	5,213
Discover Financial Services	24	2,348
Intercontinental Exchange, Inc.	49	5,027
LPL Financial Holdings, Inc.	7	1,513
Mastercard, Inc.	84	29,209
Nasdaq, Inc.	30	1,841
Raymond James Financial, Inc.	17	1,816
Synchrony Financial	39	1,282
T Rowe Price Group, Inc.	19	2,072
Visa, Inc.	144	29,917
		113,202
Insurance - 2.0%
Aflac, Inc.	55	3,957
Allstate Corp.	23	3,119
American International Group, Inc.	66	4,174
Arthur J Gallagher & Co.	18	3,394
Brown & Brown, Inc.	19	1,082
Chubb Ltd - ADR	36	7,942
Cincinnati Financial Corp	13	1,331
Equitable Holdings, Inc.	32	918
Globe Life, Inc.	7	844
Hartford Financial Services Group, Inc.	28	2,123
Loews Corp	17	992
Markel Corp. (a)	1	1,318
Marsh & McLennan Cos., Inc.	44	7,281
MetLife, Inc.	58	4,197
Principal Financial Group, Inc.	21	1,762
Progressive Corp.	51	6,615
Prudential Financial, Inc.	32	3,183
Travelers Cos., Inc.	20	3,750
W R Berkley Corp	18	1,306
		59,288
Private Equity - 0.2%
Ares Management Corp	13	889
Blackstone, Inc.	62	4,600
		5,489
Real Estate - 0.1%
CBRE Group, Inc. (a)	27	2,078
TOTAL FINANCIALS		316,172

INDUSTRIALS - 5.0%
Aerospace/Defense - 0.0%
Howmet Aerospace, Inc.	33	1,301
Building Materials - 0.3%
Carrier Global Corp	74	3,052
Martin Marietta Materials, Inc.	5	1,690
Masco Corp	19	887
Vulcan Materials Co.	11	1,926
		7,555
Electrical Compo&Equip - 0.3%
AMETEK, Inc.	20	2,795
Emerson Electric Co.	52	4,995
		7,790
Electronics - 0.4%
Agilent Technologies, Inc.	26	3,891
Fortive Corp	30	1,927
Hubbell, Inc.	4	939
Keysight Technologies, Inc. (a)	15	2,566
Mettler-Toledo International, Inc. (a)	1	1,445
Trimble, Inc. (a)	21	1,062
		11,830
Environmental Control - 0.3%
Republic Services, Inc.	18	2,322
Waste Management, Inc.	36	5,647
		7,969
Hand/Machine Tools - 0.1%
Snap-on, Inc.	4	914
Stanley Black & Decker, Inc.	13	977
		1,891
Machinery-Constr&Mining - 0.4%
Caterpillar, Inc.	46	11,020
Machinery-Diversified - 0.9%
Deere & Co.	25	10,719
Dover Corp	12	1,625
Graco, Inc.	14	942
IDEX Corp	6	1,370
Ingersoll Rand, Inc.	35	1,829
Nordson Corp	4	951
Otis Worldwide Corp	37	2,897
Rockwell Automation, Inc.	10	2,576
Toro Co.	8	906
Westinghouse Air Brake Technologies Corp	15	1,497
Xylem, Inc.	15	1,658
		26,970
Miscellaneous Manufactur - 0.8%
3M Co.	49	5,876
Carlisle Cos., Inc.	4	943
Eaton Corp PLC - ADR	35	5,493
Illinois Tool Works, Inc.	24	5,287
Parker-Hannifin Corp	11	3,201
Trane Technologies PLC - ADR	20	3,362
		24,162
Packaging&Containers - 0.0%
Packaging Corp of America	8	1,023
Transportation - 1.5%
CH Robinson Worldwide, Inc.	10	916
CSX Corp	190	5,886
Expeditors International of Washington, Inc.	14	1,455
FedEx Corp	21	3,637
JB Hunt Transport Services, Inc.	7	1,220
Norfolk Southern Corp	21	5,175
Old Dominion Freight Line, Inc.	8	2,270
Union Pacific Corp	57	11,803
United Parcel Service, Inc.	64	11,126
		43,488
TOTAL INDUSTRIALS		144,999

TECHNOLOGY - 21.2%
Computers - 7.2%
Amdocs Ltd - ADR	10	909
Apple, Inc.	1,415	183,851
Cognizant Technology Solutions Corp	45	2,574
Crowdstrike Holdings, Inc. (a)	18	1,895
EPAM Systems, Inc. (a)	4	1,311
Fortinet, Inc. (a)	58	2,836
Hewlett Packard Enterprise Co.	113	1,803
HP, Inc.	79	2,123
International Business Machines Corp	80	11,271
NetApp, Inc.	19	1,141
Western Digital Corp (a)	28	883
		210,597
Office/Business Equip - 0.0%
Zebra Technologies Corp (a)	4	1,026
Semiconductors - 4.5%
Advanced Micro Devices, Inc. (a)	142	9,197
Analog Devices, Inc.	45	7,381
Applied Materials, Inc.	76	7,401
Broadcom, Inc.	35	19,569
Intel Corp	367	9,700
KLA Corp	12	4,524
Lam Research Corp	12	5,044
Microchip Technology, Inc.	47	3,302
Micron Technology, Inc.	96	4,798
Monolithic Power Systems, Inc.	3	1,061
NVIDIA Corp	210	30,689
ON Semiconductor Corp (a)	38	2,370
QUALCOMM, Inc.	99	10,884
Skyworks Solutions, Inc.	14	1,276
Teradyne, Inc.	13	1,136
Texas Instruments, Inc.	80	13,218
		131,550
Software - 9.5%
Activision Blizzard, Inc.	63	4,823
Adobe, Inc. (a)	41	13,798
Akamai Technologies, Inc. (a)	13	1,096
ANSYS, Inc. (a)	7	1,691
Autodesk, Inc. (a)	19	3,551
Bill.com Holdings, Inc. (a)	8	872
Broadridge Financial Solutions, Inc.	10	1,341
Cadence Design Systems, Inc. (a)	24	3,855
Cloudflare, Inc. (a)	22	995
Datadog, Inc. (a)	22	1,617
Electronic Arts, Inc.	23	2,810
Fair Isaac, Corp. (a)	2	1,197
Fidelity National Information Services, Inc.	52	3,528
Fiserv, Inc. (a)	56	5,660
HubSpot, Inc. (a)	4	1,156
Intuit, Inc.	24	9,341
Jack Henry & Associates, Inc.	6	1,053
Microsoft, Corp.	663	159,001
MSCI, Inc.	6	2,791
Oracle Corp	137	11,198
Paychex, Inc.	28	3,236
Paycom Software, Inc. (a)	4	1,241
PTC, Inc. (a)	9	1,080
ROBLOX Corp (a)	36	1,025
Roper Technologies, Inc.	9	3,889
Salesforce, Inc. (a)	85	11,270
ServiceNow, Inc. (a)	17	6,601
Snowflake, Inc. (a)	23	3,301
Splunk, Inc. (a)	13	1,119
SS&C Technologies Holdings, Inc.	19	989
Synopsys, Inc. (a)	13	4,151
Take-Two Interactive Software, Inc. (a)	13	1,354
Tyler Technologies, Inc. (a)	3	967
Veeva Systems, Inc. (a)	11	1,775
Vmware, Inc. (a)	18	2,210
Workday, Inc. (a)	14	2,343
Zoom Video Communications, Inc. (a)	16	1,084
		279,009
TOTAL TECHNOLOGY		622,182

UTILITIES - 0.1%
Water - 0.1%
American Water Works Co., Inc.	16	2,438
Essential Utilities, Inc.	23	1,098
TOTAL UTILITIES		3,536
TOTAL COMMON STOCKS (Cost $2,535,491)		2,312,221

REITS - 2.7%
Alexandria Real Estate Equities, Inc.	14	2,039
American Homes 4 Rent	28	844
American Tower Corp	41	8,686
AvalonBay Communities, Inc.	12	1,938
Boston Properties, Inc.	13	878
Camden Property Trust	9	1,007
Crown Castle, Inc.	38	5,154
Digital Realty Trust, Inc.	25	2,507
Equinix, Inc.	8	5,240
Equity LifeStyle Properties, Inc.	16	1,034
Equity Residential	33	1,947
Essex Property Trust, Inc.	5	1,060
Extra Space Storage, Inc.	11	1,619
Gaming and Leisure Properties, Inc.	21	1,094
Healthpeak Properties, Inc.	47	1,178
Host Hotels & Resorts, Inc.	63	1,011
Invitation Homes, Inc.	54	1,601
Iron Mountain, Inc.	25	1,246
Kimco Realty Corp	53	1,123
Mid-America Apartment Communities, Inc.	10	1,570
Prologis, Inc.	82	9,244
Public Storage	13	3,642
Realty Income Corp	55	3,489
Regency Centers Corp.	15	937
SBA Communications Corp	9	2,523
Simon Property Group, Inc.	29	3,407
Sun Communities, Inc.	10	1,430
UDR, Inc.	28	1,084
Ventas, Inc.	35	1,577
VICI Properties, Inc.	87	2,819
Welltower, Inc.	42	2,753
Weyerhaeuser Co.	65	2,015
WP Carey, Inc.	18	1,407
TOTAL REITS (Cost $88,458)		79,103

SHORT-TERM INVESTMENTS - 16.9%
MONEY MARKET FUNDS - 2.5%
U.S. Bank Money Market Deposit Account - 3.90%	495,838	495,838
TOTAL SHORT-TERM INVESTMENTS (Cost $495,838)		495,838

Total Investments (Cost $3,119,787) - 98.5%		2,887,162
Other Assets in Excess of Liabilities- 1.5%		44,203
TOTAL NET ASSETS - 100.00%		$2,931,365

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a) Non-income producing security.

Summary of Fair Value Measurements at December 31, 2022 (Unaudited)
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 -	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of December 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks
Basic Materials	$43,150	$-	$-	$43,150
Communications	306,265	-	-	306,265
Consumer, Cyclical	222,648	-	-	222,648
Consumer, Non-cyclical	649,156	-	-	649,156
Energy	4,113	-	-	4,113
Financials	316,172	-	-	316,172
Industrials	144,999	-	-	144,999
Technology	622,182	-	-	622,182
Utilities	3,536			3,536
Total Common Stocks	2,312,221	-	-	2,312,221
REITs	79,103	-	-	79,103
Short-Term Investments	495,838	-	-	495,838
Total Investments in Securities	$2,887,162	$-	$-	$2,887,162